NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 19, 2005.

NEUBERGER BERMAN MILLENNIUM FUND:
         ADVISOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 32 OF THE ADVISOR CLASS PROSPECTUS:

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


 FEE TABLE
 SHAREHOLDER FEES                                                          NONE
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.

                   Management Fees                                         1.25
 PLUS:             Distribution (12b-1) Fees                               0.25
                   Other expenses                                          3.13
 EQUALS:           Total annual operating expenses                         4.63
 MINUS:            Expense Reimbursement                                   3.03
 EQUALS:           Net Expenses                                            1.60


* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through 8/31/2016, so that the total annual operating expenses of the Fund are limited to 1.60% of average net assets. This arrangements does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed 1.60% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                 1 Year        3 Years             5 Years             10 Years
Expenses          $163           $505                $871               $1900



THE DATE OF THIS SUPPLEMENT IS MAY 1, 2006.

                                            NEUBERGER BERMAN
                                            A LEHMAN BROTHERS COMPANY
                                            NEUBERGER BERMAN MANAGEMENT, INC.
                                            605 Third Avenue  2nd Floor
                                            New York, NY  10158-0180
                                            SHAREHOLDER SERVICES
                                            800.877.9700
                                            INSTITUTIONAL SERVICES
                                            800.366.6264
                                            www.nb.com

NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 19, 2005.

NEUBERGER BERMAN MILLENNIUM FUND:
         INVESTOR CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 43 OF THE INVESTOR CLASS PROSPECTUS:

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


 FEE TABLE
 SHAREHOLDER FEES                                                           NONE
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.

                   Management Fees                                         1.11
 PLUS:             Distribution (12b-1) Fees                               None
                   Other expenses                                          0.83
 EQUALS:           Total annual operating expenses                         1.94
 MINUS:            Expense Reimbursement                                   0.64
 EQUALS:           Net Expenses                                            1.30


* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through 8/31/2016, so that the total annual operating expenses of the Fund are limited to 1.30% of average net assets. This arrangements does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed 1.30% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                1 Year      3 Years             5 Years             10 Years
Expenses         $132         $412                $713               $1568



THE DATE OF THIS SUPPLEMENT IS MAY 1, 2006.

                                             NEUBERGER BERMAN
                                             A LEHMAN BROTHERS COMPANY
                                             NEUBERGER BERMAN MANAGEMENT, INC.
                                             605 Third Avenue  2nd Floor
                                             New York, NY  10158-0180
                                             SHAREHOLDER SERVICES
                                             800.877.9700
                                             INSTITUTIONAL SERVICES
                                             800.366.6264
                                             www.nb.com

NEUBERGER BERMAN EQUITY FUNDS(R)

Supplement to the Prospectus dated December 19, 2005.

NEUBERGER BERMAN MILLENNIUM FUND:
         TRUST CLASS

THE FOLLOWING REPLACES THE SECTION ENTITLED "INVESTOR EXPENSES" ON PAGE 32 OF THE TRUST CLASS PROSPECTUS:

The Fund does not charge you any fees for buying, selling or exchanging shares or for maintaining your account. Your only Fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.


 FEE TABLE
 SHAREHOLDER FEES                                                          NONE
 ANNUAL OPERATING EXPENSES (% of average net assets)*
 These are deducted from Fund assets, so you pay them indirectly.

                   Management Fees                                         1.25
 PLUS:             Distribution (12b-1) Fees                               0.10
                   Other expenses                                          1.20
 EQUALS:           Total annual operating expenses                         2.55
 MINUS:            Expense Reimbursement                                   1.15
 EQUALS:           Net Expenses                                            1.40


* Neuberger Berman Management Inc. (NBMI) has contractually agreed to reimburse certain expenses of the Fund through 8/31/2016, so that the total annual operating expenses of the Fund are limited to 1.40% of average net assets. This arrangements does not cover interest, taxes, brokerage commissions, and extraordinary expenses. The Fund has agreed to repay NBMI for expenses reimbursed to the Fund provided that repayment does not cause the Fund's annual operating expenses to exceed 1.40% of its average net assets. Any such repayment must be made within three years after the year in which NBMI incurred the expense. The figures in the table are based on last year's expenses.

EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                 1 Year      3 Years             5 Years             10 Years
Expenses          $143         $443                $766               $1680



THE DATE OF THIS SUPPLEMENT IS MAY 1, 2006.

                                              NEUBERGER BERMAN
                                              A LEHMAN BROTHERS COMPANY
                                              NEUBERGER BERMAN MANAGEMENT, INC.
                                              605 Third Avenue  2nd Floor
                                              New York, NY  10158-0180
                                              SHAREHOLDER SERVICES
                                              800.877.9700
                                              INSTITUTIONAL SERVICES
                                              800.366.6264
                                              www.nb.com